Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Non-Derivatives:
Cash and cash equivalents	$ 727,133	$ 498,056	$ 878,838	$ 231,849
Trade accounts receivable	34,832		41,545
Investment in listed equity securities	0		224,788
Current portion of long-term debt and short-term debt	(327,169)		(344,778)
Long-term debt	(850,443)		(844,546)
Derivatives:
Deposits, money market deposits	635,700		634,200
Interest income, money market deposits	26,600	$ 2,300
Less: Deferred financing costs	24,941		20,955
Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	7,581		4,638
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	727,133		878,838
Restricted cash and short-term deposits	132,462		134,043
Trade accounts receivable	34,832		41,545
Money market funds	5,428		3,617
Equity securities	0		224,788
Trade accounts payable	(14,829)		(8,983)
Unsecured long-term debt, noncurrent	(138,725)		(159,029)
Carrying value | Level 1 | Interest rate swap
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	2,280		1,923
Carrying value | Level 1 | Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	7,581		4,638
Carrying value | Level 2
Non-Derivatives:
Assets held for sale (note 11)	14,979		721
Liabilities held for sale	0		(373)
Current portion of long-term debt and short-term debt	(328,043)		(344,960)
Long-term debt	(735,785)		(706,290)
Carrying value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	264,869		378,979
Carrying value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	58,277		54,970
Carrying value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	69,729		113,368
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	727,133		878,838
Restricted cash and short-term deposits, fair value	132,462		134,043
Trade accounts receivable, fair value	34,832		41,545
Money market funds, fair value	5,428		3,617
Investment in listed equity securities	0		224,788
Trade accounts payable, fair value	(14,829)		(8,983)
Unsecured long-term debt, noncurrent, fair value	(136,644)		(158,092)
Fair value | Level 1 | Interest rate swap
Non-Derivatives:
Other receivables, fair value disclosure	2,280		1,923
Fair value | Level 1 | Commodity contract
Non-Derivatives:
Other receivables, fair value disclosure	7,581		4,638
Fair value | Level 2
Non-Derivatives:
Assets held for sale (note 11)	14,979		721
Liabilities held for sale, fair value	0		(373)
Current portion of long-term debt and short-term debt, fair value	(328,043)		(344,960)
Long-term debt, fair value	(735,785)		(706,290)
Fair value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	264,869		378,979
Fair value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	58,277		54,970
Fair value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	$ 69,729		$ 113,368